                       SUPPLEMENT dated February 8, 2002

                                       TO

                    PROSPECTUSES Dated May 1, 2001 OR LATER

                           --------------------------

     This Supplement is intended to be distributed with the prospectuses dated May 1, 2001 or later, as supplemented, for MEDALLION EXECUTIVE VARIABLE LIFE III variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("JHVLICO").

1. The Premium tax charge, DAC tax charge and Premium sales charge that we currently deduct from your investment in the policy will be revised effective March 1, 2002. The description of each of these charges on pages 8 and 9 of the prospectuses is deleted and replaced with the following:

 .    Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 0.5% of each premium. We guarantee that this charge will never exceed 2.35% of each premium.

 .    DAC tax charge - Although we do not currently impose this charge, we may do so to cover a Federal income tax burden that may be imposed on us as a result of our receipt of premiums. If we do impose this charge, however, we guarantee that it will never exceed 1.25% of each premium.

 .    Premium sales charge - A charge to help defray our sales costs. The current charge is a percentage of a certain portion of the premium you pay. The percentage is currently 5.1% in policy years 1 through 10 and will never exceed 7% in any of those policy years. We currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed. Because policies of this type were first offered for sale in 1999, no termination of this charge has yet occurred. In no event will this charge exceed 3% after the 10th policy year. The portion of each year's premium that is currently subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently impose no sales charge on premiums in excess of the Target Premium.
     However, we reserve the right to impose a charge of up to 3% of such excess premiums paid in any policy year.

2. The description of the "Optional enhanced cash value rider charge" on page 9 of the prospectus for Medallion Executive Variable Life III policies issued through JHVLICO is deleleted, and the following inserted in its place:

 .    Optional enhanced cash value rider charge - a charge to cover the cost of this rider, if elected, equal to 1% of all premiums paid in the first policy year.

3. The illustrations that begin on page 23 in the prospectuses do not reflect the revised charges to the Medallion Executive Variable Life III variable life insurance policies and should be disregarded.

     The following tables on pages 4 through 9 of this Supplement illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Premiums that are paid at the beginning of each policy year, as noted on the illustrations, for an insured person who is a 45 year old male nontobacco underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by us will apply in each year illustrated, including the intended waiver of the premium sales charge after the tenth policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that no Additional Sum Insured or optional rider benefits have been elected and that no loans or withdrawals are made.

     With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .77%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .10%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10 of the prospectuses. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   5,135   5,447     5,759
   2           12,159        100,000  100,000  100,000  10,060  10,998    11,972
   3           18,699        100,000  100,000  100,000  14,884  16,768    18,803
   4           25,565        100,000  100,000  100,000  19,626  22,785    26,335
   5           32,775        100,000  100,000  100,000  20,513  25,061    30,417
   6           40,345        100,000  100,000  100,000  19,881  25,849    33,250
   7           48,294        100,000  100,000  100,000  19,230  26,648    36,361
   8           50,709        100,000  100,000  100,000  18,558  27,459    39,782
   9           53,244        100,000  100,000  100,000  17,891  28,306    43,568
  10           55,906        100,000  100,000  100,000  17,226  29,190    47,757
  11           58,702        100,000  100,000  100,000  16,579  30,164    52,509
  12           61,637        100,000  100,000  100,000  15,898  31,155    57,764
  13           64,718        100,000  100,000  100,000  15,173  32,156    63,579
  14           67,954        100,000  100,000  100,000  14,409  33,172    70,025
  15           71,352        100,000  100,000  100,333  13,604  34,206    77,179
  16           74,920        100,000  100,000  108,928  12,764  35,264    85,100
  17           78,666        100,000  100,000  118,237  11,861  36,328    93,839
  18           82,599        100,000  100,000  128,316  10,889  37,396   103,480
  19           86,729        100,000  100,000  139,226   9,840  38,466   114,119
  20           91,065        100,000  100,000  151,031   8,703  39,532   125,859
  25           95,619        100,000  100,000  239,683   2,466  46,231   208,420
  30          100,400             **  100,000  362,705      **  53,290   345,433
  35          105,420             **  100,000  602,731      **  60,293   574,029

 -------------------------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES



                                  Death Benefits            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   4,353   4,632     4,912
   2           12,159        100,000  100,000  100,000   8,616   9,444    10,305
   3           18,699        100,000  100,000  100,000  12,790  14,444    16,234
   4           25,565        100,000  100,000  100,000  16,878  19,644    22,757
   5           32,775        100,000  100,000  100,000  17,291  21,250    25,921
   6           40,345        100,000  100,000  100,000  16,255  21,404    27,813
   7           48,294        100,000  100,000  100,000  15,180  21,518    29,865
   8           50,709        100,000  100,000  100,000  14,060  21,584    32,090
   9           53,244        100,000  100,000  100,000  12,887  21,593    34,505
  10           55,906        100,000  100,000  100,000  11,649  21,534    37,128
  11           58,702        100,000  100,000  100,000  10,340  21,397    39,981
  12           61,637        100,000  100,000  100,000   8,951  21,173    43,092
  13           64,718        100,000  100,000  100,000   7,475  20,852    46,494
  14           67,954        100,000  100,000  100,000   5,904  20,423    50,223
  15           71,352        100,000  100,000  100,000   4,226  19,871    54,323
  16           74,920        100,000  100,000  100,000   2,425  19,179    58,839
  17           78,666        100,000  100,000  100,000     481  18,322    63,829
  18           82,599             **  100,000  100,000      **  17,271    69,358
  19           86,729             **  100,000  100,000      **  15,992    75,504
  20           91,065             **  100,000  100,000      **  14,446    82,363
  25           95,619             **  100,000  147,271      **   1,025   128,062
  30          100,400             **       **  210,057      **      **   200,055
  35          105,420             **       **  330,840      **      **   315,086

 -------------------------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

**  Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        105,135  105,447  105,759   5,135   5,447     5,759
   2           12,159        110,045  110,981  111,954  10,045  10,981    11,954
   3           18,699        114,840  116,717  118,745  14,840  16,717    18,745
   4           25,565        119,538  122,681  126,213  19,538  22,681    26,213
   5           32,775        124,155  128,897  134,441  24,155  28,897    34,441
   6           40,345        128,671  135,356  143,486  28,671  35,356    43,486
   7           48,294        133,087  142,067  153,434  33,087  42,067    53,434
   8           50,709        132,149  143,471  158,489  32,149  43,471    58,489
   9           53,244        131,220  144,933  164,064  31,220  44,933    64,064
  10           55,906        130,300  146,454  170,211  30,300  46,454    70,211
  11           58,702        129,429  148,125  177,149  29,429  48,125    77,149
  12           61,637        128,522  149,826  184,774  28,522  49,826    84,774
  13           64,718        127,567  151,547  193,149  27,567  51,547    93,149
  14           67,954        126,571  153,294  202,359  26,571  53,294   102,359
  15           71,352        125,536  155,071  212,494  25,536  55,071   112,494
  16           74,920        124,466  156,883  223,658  24,466  56,883   123,658
  17           78,666        123,333  158,701  235,928  23,333  58,701   135,928
  18           82,599        122,130  160,518  249,416  22,130  60,518   149,416
  19           86,729        120,852  162,329  264,243  20,852  62,329   164,243
  20           91,065        119,489  164,122  280,541  19,489  64,122   180,541
  25           95,619        112,374  174,462  394,221  12,374  74,462   294,221
  30          100,400        102,208  183,713  580,148   2,208  83,713   480,148
  35          105,420             **  189,077  884,191      **  89,077   784,191

 -------------------------
 *The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

 ** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        104,332  104,610  104,888   4,332   4,610     4,888
   2           12,159        108,552  109,372  110,227   8,552   9,372    10,227
   3           18,699        112,657  114,291  116,059  12,657  14,291    16,059
   4           25,565        116,648  119,370  122,433  16,648  19,370    22,433
   5           32,775        120,522  124,611  129,395  20,522  24,611    29,395
   6           40,345        124,279  130,017  137,003  24,279  30,017    37,003
   7           48,294        127,910  135,586  145,312  27,910  35,586    45,312
   8           50,709        126,450  136,058  148,828  26,450  36,058    48,828
   9           53,244        124,942  136,473  152,618  24,942  36,473    52,618
  10           55,906        123,376  136,818  156,697  23,376  36,818    56,697
  11           58,702        121,746  137,083  161,089  21,746  37,083    61,089
  12           61,637        120,046  137,257  165,816  20,046  37,257    65,816
  13           64,718        118,273  137,333  170,908  18,273  37,333    70,908
  14           67,954        116,422  137,298  176,393  16,422  37,298    76,393
  15           71,352        114,485  137,139  182,304  14,485  37,139    82,304
  16           74,920        112,451  136,839  188,667  12,451  36,839    88,667
  17           78,666        110,306  136,374  195,513  10,306  36,374    95,513
  18           82,599        108,033  135,720  202,870   8,033  35,720   102,870
  19           86,729        105,612  134,844  210,764   5,612  34,844   110,764
  20           91,065        103,024  133,716  219,227   3,024  33,716   119,227
  25           95,619             **  123,210  271,524      **  23,210   171,524
  30          100,400             **  100,294  344,362      **     294   244,362
  35          105,420             **       **  442,277      **      **   342,277

 -------------------------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

 ** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  --------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  --------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            5,931        100,000  100,000  100,000   5,135    5,447     5,759
   2           12,159        100,000  100,000  100,000  10,060   10,998    11,972
   3           18,699        100,000  100,000  100,000  14,884   16,768    18,803
   4           25,565        100,000  100,000  100,000  19,626   22,785    26,335
   5           32,775        100,000  100,000  100,000  24,299   29,074    34,658
   6           40,345        100,000  100,000  105,237  28,891   35,637    43,834
   7           48,294        100,000  100,000  125,695  33,406   42,488    53,907
   8           50,709        100,000  100,000  133,886  32,573   44,056    59,100
   9           53,244        100,000  100,617  142,722  31,748   45,696    64,817
  10           55,906        100,000  101,508  152,262  30,928   47,407    71,110
  11           58,702        100,000  102,697  162,909  30,167   49,300    78,205
  12           61,637        100,000  103,926  174,354  29,379   51,258    85,995
  13           64,718        100,000  105,185  186,638  28,555   53,280    94,539
  14           67,954        100,000  106,480  199,834  27,700   55,372   103,918
  15           71,352        100,000  107,829  214,041  26,813   57,539   114,216
  16           74,920        100,000  109,229  229,337  25,897   59,789   125,533
  17           78,666        100,000  110,669  245,776  24,929   62,111   137,937
  18           82,599        100,000  112,156  263,464  23,902   64,506   151,529
  19           86,729        100,000  113,699  282,515  22,811   66,977   166,420
  20           91,065        100,000  115,297  303,030  21,644   69,523   182,724
  25           95,619        100,000  126,805  438,937  15,563   85,218   294,984
  30          100,400        100,000  140,779  641,806   6,275  103,926   473,798
  35          105,420             **  158,209  949,944      **  125,963   756,325

 -------------------------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

 ** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   4,353   4,632     4,912
   2           12,159        100,000  100,000  100,000   8,616   9,444    10,305
   3           18,699        100,000  100,000  100,000  12,790  14,444    16,234
   4           25,565        100,000  100,000  100,000  16,878  19,644    22,757
   5           32,775        100,000  100,000  100,000  20,880  25,054    29,940
   6           40,345        100,000  100,000  100,000  24,799  30,687    37,860
   7           48,294        100,000  100,000  108,527  28,633  36,554    46,544
   8           50,709        100,000  100,000  114,363  27,383  37,367    50,483
   9           53,244        100,000  100,000  120,547  26,089  38,173    54,747
  10           55,906        100,000  100,000  127,099  24,744  38,965    59,359
  11           58,702        100,000  100,000  134,038  23,340  39,742    64,345
  12           61,637        100,000  100,000  141,385  21,870  40,497    69,734
  13           64,718        100,000  100,000  149,164  20,327  41,230    75,557
  14           67,954        100,000  100,000  157,394  18,703  41,935    81,848
  15           71,352        100,000  100,000  166,116  16,988  42,609    88,643
  16           74,920        100,000  100,000  175,338  15,167  43,244    95,976
  17           78,666        100,000  100,000  185,098  13,222  43,829   103,882
  18           82,599        100,000  100,000  195,427  11,130  44,353   112,399
  19           86,729        100,000  100,000  206,358   8,863  44,800   121,559
  20           91,065        100,000  100,000  217,915   6,393  45,156   131,401
  25           95,619             **  100,000  286,511      **  44,957   192,547
  30          100,400             **  100,000  377,194      **  38,382   278,454
  35          105,420             **  100,000  496,886      **  14,144   395,610

 -------------------------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

4. Information in the prospectuses about how certain policy charges work will change effective March 1, 2002. In particular, the subsection entitled "Effect of premium payment pattern" beginning on page 34 of the prospectuses is deleted, and the following inserted in its place:

Effect of premium payment pattern

     You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $5,100. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the tenth policy year, you would pay total sales charges of only $2,550. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 36 or 37 of your prospectus.)

5. The section entitled "How we market the policies" beginning on page 35 of the prospectuses is deleted, and the following inserted in its place:

HOW WE MARKET THE POLICIES

     Signator Investors, Inc. ("Signator") acts as the principal distributor of the policies sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 200 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock.

  You can purchase a policy through representatives of broker-dealers and certain financial institutions who have entered into selling agreements with Signator and us. We pay compensation to these broker-dealers for promoting, marketing and selling our products through their representatives who are authorized by applicable law to sell variable life insurance polices. In turn, the broker-dealers pay a portion of the compensation to these representatives, under their own arrangements. The most common schedule of gross commissions (inclusive of overrides and expense allowance payments paid to such broker-dealers and financial institutions and assuming no election of the optional enhanced cash value rider) is as follows:

 .    21.25% of first year premiums paid up to the Target Premium plus 4.55% of any excess premium payments,

 .    10% of all premium payments paid in each of policy years 2 through 4 up to the Target Premium plus 3% of any excess premium payments,

 .    3% of all premium payments paid in policy years 5 through 10, and

 .    0.15% of end-of-year account value less policy loans in policy year 2 and thereafter.

     In situations where the broker dealer provides some or all of the additional marketing services required, we may pay an additional gross first year commission of up to 20% of premiums paid up to the Target Premium. In such instances, we may also pay an additional gross renewal commission. The additional gross renewal commission would not be expected to exceed 0.10% of account value less policy loans in policy years 2 and thereafter. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions.

     Signator also pays its branch office principals, who are also independent general agents of ours, for sales of the policies to Signator customers. In turn, the branch office principals pay a portion of their compensation to their assigned marketing representatives, under their own arrangements. The most common schedule of gross commission (inclusive of overrides and expense allowance payments paid to such branch office principals and assuming no election of the optional enhanced cash value rider) is as follows:

 .    20.8% of the Target Premium paid in the first policy year, 9.75% of the
     Target Premium paid in each of policy years 2 through 4, and 3% of the Target Premium paid in each policy year thereafter,

 .    4.8% of any premium paid in the first policy year in excess of the Target
     Premium,

 .    3.00% to 3.25% of any premium paid in any other policy year in excess of the Target Premium, and

 .    0.14% of end-of-year account value less policy loans in policy year 2 and thereafter.

                       SUPPLEMENT Dated February 8, 2002

                                       to

            PROSPECTUSES dated May 1, 2001 OR LATER, AS SUPPLEMENTED

                           --------------------------

     This Supplement is intended to be distributed with the prospectuses dated May 1, 2001 or later, as supplemented, for MEDALLION EXECUTIVE VARIABLE LIFE III variable life insurance policies issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO").

     This Supplement will be used only with Medallion Executive Variable Life III policies sold through the John Hancock and JHVLICO prospectuses, as supplemented, and through registered representatives affiliated with the M Financial Group.

1. The Premium tax charge, DAC tax charge and Premium sales charge that we currently deduct from your investment in the policy will be revised effective March 1, 2002. The description of each of these charges on pages 8 and 9 of the prospectuses is deleted and replaced with the following:

 .    Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 0.5% of each premium. We guarantee that this charge will never exceed 2.35% of each premium.

 .    DAC tax charge - Although we do not currently impose this charge, we may do so to cover a Federal income tax burden that may be imposed on us as a result of our receipt of premiums. If we do impose this charge, however, we guarantee that it will never exceed 1.25% of each premium.

 .    Premium sales charge - A charge to help defray our sales costs. The current charge is a percentage of a certain portion of the premium you pay. The percentage is currently 5.1% in policy years 1 through 10 and will never exceed 7% in any of those policy years. We currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed. Because policies of this type were first offered for sale in 1999, no termination of this charge has yet occurred. In no event will this charge exceed 3% after the 10th policy year. The portion of each year's premium that is currently subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently impose no sales charge on premiums in excess of the Target Premium.
     However, we reserve the right to impose a charge of up to 3% of such excess premiums paid in any policy year.

2. The description of the "Optional enhanced cash value rider charge" on page 9 of the prospectus for Medallion Executive Variable Life III policies issued through JHVLICO is deleted, and the following inserted in its place:

 .    Optional enhanced cash value rider charge - a charge to cover the cost of this rider, if elected, equal to 1% of all premiums paid in the first policy year.

3. The section on page 1 of the supplement dated May 1, 2001 to prospectuses dated May 1, 2001 and distributed through registered representatives affiliated with the M Financial Group (the "M Prospectus Supplement") stating "Supplement dated May 1, 2001 to Prospectuses dated May 1, 2001" is deleted, and the following inserted in its place:

  SUPPLEMENT dated May 1, 2001 to Prospectuses dated May 1, 2001 OR LATER.

4. The illustrations that begin on page 23 of the prospectuses and on pages 41 through 47 in the M Prospectus Supplement do not reflect the revised charges to the Medallion Executive Variable Life III variable life insurance policies and should be disregarded.

     The following tables on pages 4 through 9 of this Supplement illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Funds' assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.88%, 5.07% and 11.02%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Premiums that are paid at the beginning of each policy year, as noted on the illustrations, for an insured person who is a 45 year old male nontobacco underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by us will apply in each year illustrated, including the intended waiver of the premium sales charge after the tenth policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that no Additional Sum Insured or optional rider benefits have been elected and that no loans or withdrawals are made.

     With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .76%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .12%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10 of the prospectuses. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   5,135   5,446     5,758
   2           12,159        100,000  100,000  100,000  10,059  10,996    11,970
   3           18,699        100,000  100,000  100,000  14,881  16,764    18,799
   4           25,565        100,000  100,000  100,000  19,621  22,779    26,329
   5           32,775        100,000  100,000  100,000  20,506  25,052    30,407
   6           40,345        100,000  100,000  100,000  19,872  25,837    33,236
   7           48,294        100,000  100,000  100,000  19,220  26,634    36,343
   8           50,709        100,000  100,000  100,000  18,546  27,441    39,758
   9           53,244        100,000  100,000  100,000  17,877  28,285    43,538
  10           55,906        100,000  100,000  100,000  17,210  29,165    47,719
  11           58,702        100,000  100,000  100,000  16,562  30,135    52,462
  12           61,637        100,000  100,000  100,000  15,879  31,121    57,706
  13           64,718        100,000  100,000  100,000  15,153  32,117    63,509
  14           67,954        100,000  100,000  100,000  14,387  33,128    69,941
  15           71,352        100,000  100,000  100,202  13,581  34,157    77,079
  16           74,920        100,000  100,000  108,777  12,740  35,209    84,982
  17           78,666        100,000  100,000  118,062  11,836  36,266    93,700
  18           82,599        100,000  100,000  128,113  10,863  37,326   103,317
  19           86,729        100,000  100,000  138,993   9,813  38,389   113,929
  20           91,065        100,000  100,000  150,765   8,675  39,446   125,638
  25           95,619        100,000  100,000  239,152   2,434  46,091   207,959
  30          100,400             **  100,000  361,739      **  53,066   344,513
  35          105,420             **  100,000  600,854      **  59,927   572,242

 -------------------------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES



                                  Death Benefits            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   4,353   4,632     4,911
   2           12,159        100,000  100,000  100,000   8,615   9,442    10,304
   3           18,699        100,000  100,000  100,000  12,788  14,441    16,231
   4           25,565        100,000  100,000  100,000  16,874  19,639    22,751
   5           32,775        100,000  100,000  100,000  17,285  21,242    25,912
   6           40,345        100,000  100,000  100,000  16,247  21,394    27,801
   7           48,294        100,000  100,000  100,000  15,171  21,506    29,849
   8           50,709        100,000  100,000  100,000  14,050  21,569    32,069
   9           53,244        100,000  100,000  100,000  12,875  21,576    34,479
  10           55,906        100,000  100,000  100,000  11,636  21,513    37,095
  11           58,702        100,000  100,000  100,000  10,326  21,373    39,941
  12           61,637        100,000  100,000  100,000   8,936  21,145    43,044
  13           64,718        100,000  100,000  100,000   7,460  20,821    46,436
  14           67,954        100,000  100,000  100,000   5,888  20,388    50,154
  15           71,352        100,000  100,000  100,000   4,209  19,833    54,240
  16           74,920        100,000  100,000  100,000   2,408  19,136    58,742
  17           78,666        100,000  100,000  100,000     464  18,275    63,714
  18           82,599             **  100,000  100,000      **  17,220    69,222
  19           86,729             **  100,000  100,000      **  15,935    75,345
  20           91,065             **  100,000  100,000      **  14,384    82,176
  25           95,619             **  100,000  146,866      **     931   127,710
  30          100,400             **       **  209,381      **      **   199,411
  35          105,420             **       **  329,622      **      **   313,926

 -------------------------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        105,135  105,446  105,758   5,135   5,446     5,758
   2           12,159        110,043  110,979  111,952  10,043  10,979    11,952
   3           18,699        114,837  116,713  118,742  14,837  16,713    18,742
   4           25,565        119,533  122,675  126,207  19,533  22,675    26,207
   5           32,775        124,148  128,888  134,431  24,148  28,888    34,431
   6           40,345        128,660  135,343  143,471  28,660  35,343    43,471
   7           48,294        133,074  142,050  153,412  33,074  42,050    53,412
   8           50,709        132,132  143,449  158,460  32,132  43,449    58,460
   9           53,244        131,201  144,906  164,026  31,201  44,906    64,026
  10           55,906        130,278  146,421  170,163  30,278  46,421    70,163
  11           58,702        129,404  148,086  177,089  29,404  48,086    77,089
  12           61,637        128,494  149,780  184,700  28,494  49,780    84,700
  13           64,718        127,537  151,494  193,058  27,537  51,494    93,058
  14           67,954        126,539  153,234  202,250  26,539  53,234   102,250
  15           71,352        125,501  155,002  212,363  25,501  55,002   112,363
  16           74,920        124,430  156,805  223,501  24,430  56,805   123,501
  17           78,666        123,294  158,614  235,742  23,294  58,614   135,742
  18           82,599        122,089  160,422  249,196  22,089  60,422   149,196
  19           86,729        120,810  162,222  263,986  20,810  62,222   163,986
  20           91,065        119,446  164,003  280,240  19,446  64,003   180,240
  25           95,619        112,325  174,274  393,583  12,325  74,274   293,583
  30          100,400        102,158  183,432  578,859   2,158  83,432   478,859
  35          105,420             **  188,673  881,674      **  88,673   781,674

 -------------------------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

 ** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        104,332  104,609  104,887   4,332   4,609     4,887
   2           12,159        108,550  109,371  110,225   8,550   9,371    10,225
   3           18,699        112,654  114,288  116,056  12,654  14,288    16,056
   4           25,565        116,644  119,365  122,427  16,644  19,365    22,427
   5           32,775        120,516  124,603  129,386  20,516  24,603    29,386
   6           40,345        124,270  130,006  136,990  24,270  30,006    36,990
   7           48,294        127,899  135,571  145,294  27,899  35,571    45,294
   8           50,709        126,436  136,040  148,804  26,436  36,040    48,804
   9           53,244        124,926  136,450  152,585  24,926  36,450    52,585
  10           55,906        123,357  136,790  156,656  23,357  36,790    56,656
  11           58,702        121,726  137,051  161,038  21,726  37,051    61,038
  12           61,637        120,024  137,220  165,754  20,024  37,220    65,754
  13           64,718        118,250  137,291  170,834  18,250  37,291    70,834
  14           67,954        116,397  137,250  176,305  16,397  37,250    76,305
  15           71,352        114,459  137,086  182,199  14,459  37,086    82,199
  16           74,920        112,424  136,780  188,544  12,424  36,780    88,544
  17           78,666        110,279  136,309  195,369  10,279  36,309    95,369
  18           82,599        108,005  135,649  202,702   8,005  35,649   102,702
  19           86,729        105,584  134,767  210,569   5,584  34,767   110,569
  20           91,065        102,996  133,632  219,001   2,996  33,632   119,001
  25           95,619             **  123,092  271,078      **  23,092   171,078
  30          100,400             **  100,142  343,526      **     142   243,526
  35          105,420             **       **  440,763      **      **   340,763

 -------------------------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

 ** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  --------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  --------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            5,931        100,000  100,000  100,000   5,135    5,446     5,758
   2           12,159        100,000  100,000  100,000  10,059   10,996    11,970
   3           18,699        100,000  100,000  100,000  14,881   16,764    18,799
   4           25,565        100,000  100,000  100,000  19,621   22,779    26,329
   5           32,775        100,000  100,000  100,000  24,292   29,066    34,648
   6           40,345        100,000  100,000  105,201  28,881   35,624    43,819
   7           48,294        100,000  100,000  125,645  33,392   42,471    53,885
   8           50,709        100,000  100,000  133,820  32,557   44,034    59,071
   9           53,244        100,000  100,557  142,639  31,728   45,668    64,780
  10           55,906        100,000  101,438  152,159  30,905   47,374    71,063
  11           58,702        100,000  102,616  162,784  30,141   49,261    78,145
  12           61,637        100,000  103,834  174,205  29,350   51,213    85,921
  13           64,718        100,000  105,081  186,461  28,524   53,227    94,449
  14           67,954        100,000  106,365  199,626  27,667   55,312   103,810
  15           71,352        100,000  107,701  213,799  26,777   57,471   114,087
  16           74,920        100,000  109,089  229,056  25,859   59,712   125,380
  17           78,666        100,000  110,516  245,454  24,888   62,025   137,756
  18           82,599        100,000  111,990  263,093  23,859   64,410   151,316
  19           86,729        100,000  113,520  282,092  22,765   66,871   166,171
  20           91,065        100,000  115,104  302,549  21,597   69,406   182,434
  25           95,619        100,000  126,531  438,042  15,505   85,035   294,383
  30          100,400        100,000  140,408  640,208   6,209  103,653   472,618
  35          105,420             **  157,717  947,151      **  125,571   754,101

 -------------------------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

 ** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED AT ISSUE
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES



                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   4,353   4,632     4,911
   2           12,159        100,000  100,000  100,000   8,615   9,442    10,304
   3           18,699        100,000  100,000  100,000  12,788  14,441    16,231
   4           25,565        100,000  100,000  100,000  16,874  19,639    22,751
   5           32,775        100,000  100,000  100,000  20,874  25,046    29,932
   6           40,345        100,000  100,000  100,000  24,790  30,676    37,847
   7           48,294        100,000  100,000  108,484  28,621  36,539    46,526
   8           50,709        100,000  100,000  114,307  27,368  37,348    50,458
   9           53,244        100,000  100,000  120,477  26,072  38,149    54,715
  10           55,906        100,000  100,000  127,013  24,724  38,936    59,319
  11           58,702        100,000  100,000  133,935  23,319  39,707    64,296
  12           61,637        100,000  100,000  141,264  21,846  40,457    69,674
  13           64,718        100,000  100,000  149,022  20,302  41,183    75,485
  14           67,954        100,000  100,000  157,229  18,676  41,882    81,762
  15           71,352        100,000  100,000  165,927  16,959  42,549    88,542
  16           74,920        100,000  100,000  175,122  15,136  43,176    95,857
  17           78,666        100,000  100,000  184,853  13,190  43,753   103,745
  18           82,599        100,000  100,000  195,151  11,097  44,268   112,239
  19           86,729        100,000  100,000  206,046   8,829  44,705   121,375
  20           91,065        100,000  100,000  217,566   6,357  45,050   131,190
  25           95,619             **  100,000  285,919      **  44,780   192,150
  30          100,400             **  100,000  376,243      **  38,078   277,752
  35          105,420             **  100,000  495,405      **  13,568   394,430

 -------------------------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if an Additional Sum Insured or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

5. Information in the prospectuses about how certain policy charges work will change, effective March 1, 2002. In particular, the subsection entitled "Effect of premium payment pattern" beginning on page 34 of the prospectuses is deleted, and the following inserted in its place:

Effect of premium payment pattern

     You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $5,100. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the tenth policy year, you would pay total sales charges of only $2,550. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 36 or 37 of your prospectus.)

6. The section entitled "How we market the policies" beginning on page 35 of the prospectuses is deleted, and the following inserted in its place:

HOW WE MARKET THE POLICIES

     Signator Investors, Inc. ("Signator") acts as the principal distributor of the policies sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 200 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock.

     You can purchase a policy through representatives of broker-dealers and certain financial institutions who have entered into selling agreements with Signator and us. We pay compensation to these broker-dealers for promoting, marketing and selling our products through their representatives who are authorized by applicable law to sell variable life insurance polices. In turn, the broker-dealers pay a portion of the compensation to these representatives, under their own arrangements. The most common schedule of gross commissions (inclusive of overrides and expense allowance payments paid to such broker-dealers and financial institutions and assuming no election of the optional enhanced cash value rider) is as follows:

 .    21.25% of first year premiums paid up to the Target Premium plus 4.55% of any excess premium payments,

 .    10% of all premium payments paid in each of policy years 2 through 4 up to the Target Premium plus 3% of any excess premium payments,

 .    3% of all premium payments paid in policy years 5 through 10, and

 .    0.15% of end-of-year account value less policy loans in policy year 2 and thereafter.

     In situations where the broker dealer provides some or all of the additional marketing services required, we may pay an additional gross first year commission of up to 20% of premiums paid up to the Target Premium. In such instances, we may also pay an additional gross renewal commission. The additional gross renewal commission would not be expected to exceed 0.10% of account value less policy loans in policy years 2 and thereafter. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions.

     Signator also pays its branch office principals, who are also independent general agents of ours, for sales of the policies to Signator customers. In turn, the branch office principals pay a portion of their compensation to their assigned marketing representatives, under their own arrangements. The most common schedule of gross commission (inclusive of overrides and expense allowance payments paid to such branch office principals and assuming no election of the optional enhanced cash value rider) is as follows:

 .    20.8% of the Target Premium paid in the first policy year, 9.75% of the
     Target Premium paid in each of policy years 2 through 4, and 3% of the Target Premium paid in each policy year thereafter,

 .    4.8% of any premium paid in the first policy year in excess of the Target
     Premium,

 .    3.00% to 3.25% of any premium paid in any other policy year in excess of the Target Premium, and

 .    0.14% of end-of-year account value less policy loans in policy year 2 and thereafter.